Cover Page	6 Months Ended
Jun. 26, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	McAfee Corp.
Entity Central Index Key	0001783317
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false